Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, plant and equipment, Impairment charges	$ 0	$ 0